Accounting Policies Property Plan And Equipment - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Detail of information about summary of significant accounting policies [Line Items]
Percentage of ownership interest previously	50.00%
Consolidated groups assets contributed by joint operations	€ 1,278,000,000		€ 1,057,000,000	€ 1,173,000,000
Consolidated groups profit loss contributed by joint operations	138,000,000		157,000,000	36,000,000
Consolidated groups revenue contributed by joint operations	1,610,000,000		1,581,000,000	1,401,000,000
Revenue, operating	9,627,000,000		9,148,000,000	8,515,000,000
Profit attributable to the companys holdings in the concession operators and not eliminated on consolidation	€ 4,000,000		(14,000,000)	(35,000,000)
Percentage of economic rights and majority of voting rights	100.00%
IFRIC 12 [Member]
Detail of information about summary of significant accounting policies [Line Items]
Borrowing costs associated with the financing of concessions to which the financial asset model			(6,000,000)	(7,000,000)
Financial income from services provided by the concession operators that apply the financial asset model [Member]
Detail of information about summary of significant accounting policies [Line Items]
Revenue, operating	€ 10,000,000		€ 9,000,000	10,000,000
Financial income from services provided by the concession operators that apply the financial asset model [Member] | IFRIC 12 [Member]
Detail of information about summary of significant accounting policies [Line Items]
Borrowing costs associated with the financing of concessions to which the financial asset model	€ (7,000,000)
IRB Infrastructure Trust (Private InvIT) [Member]
Detail of information about summary of significant accounting policies [Line Items]
Proportion of ownership interest in associate	23.99%	23.99%
Percentage of the ferrovials stake in the asset			23.99%
FGP Topco limited [Member]
Detail of information about summary of significant accounting policies [Line Items]
Percentage of the ferrovials stake in the asset	5.25%	5.25%	5.25%
Percentage of the sale of the FGP Topco			19.75%
Total stake retain by Ferrovial for associates			25.00%
FGP Topco limited [Member] | December [Member]
Detail of information about summary of significant accounting policies [Line Items]
Percentage of the ferrovials stake in the asset			19.75%
407 International Inc [Member]
Detail of information about summary of significant accounting policies [Line Items]
Proportion of ownership interest in associate	48.29%	48.29%
JFKNTO sponsor aggregator LLC [Member]
Detail of information about summary of significant accounting policies [Line Items]
Proportion of ownership interest in associate	49.00%	49.00%
407 ETR
Detail of information about summary of significant accounting policies [Line Items]
Percentage of the ferrovials stake in the asset	5.06%	5.06%
Percentage of the ferrovials stake in the asset increasing its ownership	48.29%
Additional sake acquired by ferrovial	€ 1,300,000,000	$ 1,990
IRB infrastructure developers limited [Member]
Detail of information about summary of significant accounting policies [Line Items]
Proportion of ownership interest in associate	19.86%	19.86%
Total stake retain by Ferrovial for associates	34.10%	34.10%
Toll roads division [Member]
Detail of information about summary of significant accounting policies [Line Items]
Revenue, operating	€ 1,374,000,000		€ 1,256,000,000	€ 1,085,000,000
Toll roads division [Member] | Cintra OSARS [Member]
Detail of information about summary of significant accounting policies [Line Items]
Proportion of ownership interest in associate	50.00%	50.00%
Toll roads division [Member] | Cintra Slovakia Ltd [Member]
Detail of information about summary of significant accounting policies [Line Items]
Proportion of ownership interest in associate	35.00%	35.00%
Toll roads division [Member] | Cintra Toowoomba Ltd [Member]
Detail of information about summary of significant accounting policies [Line Items]
Proportion of ownership interest in associate	40.00%	40.00%
Toll roads division [Member] | IRB Infrastructure Trust (Private InvIT) [Member]
Detail of information about summary of significant accounting policies [Line Items]
Proportion of ownership interest in associate	23.99%	23.99%
Toll roads division [Member] | 407 International Inc [Member]
Detail of information about summary of significant accounting policies [Line Items]
Proportion of ownership interest in associate	48.29%	48.29%
Toll roads division [Member] | JFKNTO sponsor aggregator LLC [Member]
Detail of information about summary of significant accounting policies [Line Items]
Proportion of ownership interest in associate	49.00%	49.00%
Toll roads division [Member] | IRB infrastructure developers limited [Member]
Detail of information about summary of significant accounting policies [Line Items]
Proportion of ownership interest in associate	19.86%	19.86%